Segment Reporting (Details 3) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	$ 7,469,257	$ 10,497,311	$ 12,398,512
Supplier A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	1,270,597	3,031,310	2,403,309
Supplier B [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	2,325,926	2,879,110
Supplier C [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	504,779		1,530,429
Supplier D [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	1,212,778		1,714,468
Supplier E [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	869,365		1,684,743
Supplier F [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	1,222,864	1,684,910
Other suppliers [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Suppliers amount	$ 62,948	$ 2,901,982	$ 5,065,563